Schedule I - Additional Information of Parent Company - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed Cash Flow Statements Captions [Line Items]
Cash provided by operating activities	¥ 642,807	$ 88,064	¥ 243,898	¥ 881,297
Cash flows from investing activities:
Purchase of long-term investments	(150,181)	(20,575)	(120,900)	(31,844)
Purchases of short-term investments	(421,635)	(57,764)	(421,798)	(666,252)
Cash (used in) provided by investing activities	(424,401)	(58,142)	172,013	(516,683)
Cash flows from financing activities:
Proceeds from exercise of options	1,518	208	2,822	2,864
Repurchase of ordinary shares	(184,295)	(25,248)	(160,068)	(217,920)
Repayment for short-term borrowings	(969,558)	(132,829)	(397,966)	(156,970)
Cash (used in) provided by financing activities	(307,708)	(42,156)	68,703	(186,043)
Net increase (decrease) in cash, cash equivalents and restricted cash	(88,013)	(12,058)	487,070	196,984
Cash, cash equivalent and restricted cash at the beginning of the year	2,190,696	300,124	1,703,626	1,506,642
Cash, cash equivalent and restricted cash at the end of the year	2,102,683	288,066	2,190,696	1,703,626
Supplemental cash flow disclosures of continuing operations:
Interest expenses paid	15,016	2,057	7,056	6,163
Parent Company
Condensed Cash Flow Statements Captions [Line Items]
Cash provided by operating activities	6,154	843	7,869	37,835
Cash flows from investing activities:
Purchase of long-term investments	(56,738)	(7,773)		(12,644)
Purchases of short-term investments			(71,570)
Investments in and loan to subsidiaries' and former VIE's subsidiaries	(226,642)	(31,050)	(14,573)	(595,130)
Collection of investments in and loan to subsidiaries' and former VIE's subsidiaries	450,071	61,660	223,171	804,743
Cash (used in) provided by investing activities	166,691	22,837	137,028	196,969
Cash flows from financing activities:
Proceeds from exercise of options	1,518	208	2,822	2,864
Repurchase of ordinary shares	(184,295)	(25,248)	(160,068)	(217,920)
Repayment for short-term borrowings				(30,720)
Cash (used in) provided by financing activities	(182,777)	(25,040)	(157,246)	(245,776)
Net increase (decrease) in cash, cash equivalents and restricted cash	(9,932)	(1,360)	(12,349)	(10,972)
Cash, cash equivalent and restricted cash at the beginning of the year	22,199	3,041	34,548	45,520
Cash, cash equivalent and restricted cash at the end of the year	¥ 12,267	$ 1,681	¥ 22,199	34,548
Supplemental cash flow disclosures of continuing operations:
Interest expenses paid				¥ (1,297)